Restatement of Financial Statements - Restatement of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Oct. 01, 2020
Restatement [Line Items]
Total Assets	$ 231,219,945	$ 231,716,367	$ 233,001,707
Liabilities and shareholders' equity
Total current liabilities	1,058,027	151,244	1,438,508
Deferred legal fees	200,000	200,000
Deferred underwriting commissions	8,050,000	8,050,000	8,050,000
Derivative warrant liabilities	14,526,260	13,467,630	12,601,580
Total Liabilities	23,834,287	21,868,874	22,090,088
Class A common stock, $0.0001 par value; shares subject to possible redemption	202,385,650	204,847,490	205,911,610
Shareholders' equity
Additional paid-in-capital	8,933,205	6,471,389	5,407,280
Accumulated deficit	(3,934,048)	(1,472,213)	(408,087)
Total shareholders' equity	5,000,008	5,000,003	5,000,009	$ 0
Total liabilities and shareholders' equity	231,219,945	231,716,367	233,001,707
Class A Ordinary Shares
Shareholders' equity
Common stock - $0.0001 par value	276	252	241
Total shareholders' equity	276	252		0
Class B Ordinary Shares
Shareholders' equity
Common stock - $0.0001 par value	575	575	575
Total shareholders' equity	$ 575	575		$ 0
As Previously Reported
Restatement [Line Items]
Total Assets		231,716,367	233,001,707
Liabilities and shareholders' equity
Total current liabilities		151,244	1,438,508
Deferred legal fees		200,000
Deferred underwriting commissions		8,050,000	8,050,000
Total Liabilities		8,401,244	9,488,508
Class A common stock, $0.0001 par value; shares subject to possible redemption		218,315,120	218,513,190
Shareholders' equity
Additional paid-in-capital		5,230,984	5,032,916
Accumulated deficit		(231,673)	(33,597)
Total shareholders' equity		5,000,003	5,000,009
Total liabilities and shareholders' equity		231,716,367	233,001,707
As Previously Reported | Class A Ordinary Shares
Shareholders' equity
Common stock - $0.0001 par value		117	115
As Previously Reported | Class B Ordinary Shares
Shareholders' equity
Common stock - $0.0001 par value		575	575
Restatement Adjustment
Liabilities and shareholders' equity
Derivative warrant liabilities		13,467,630	12,601,580
Total Liabilities		13,467,630	12,601,580
Class A common stock, $0.0001 par value; shares subject to possible redemption		(13,467,630)	(12,601,580)
Shareholders' equity
Additional paid-in-capital		1,240,405	374,364
Accumulated deficit		(1,240,540)	(374,490)
Restatement Adjustment | Class A Ordinary Shares
Shareholders' equity
Common stock - $0.0001 par value		$ 135	$ 126